Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 368,000,000	$ 228,000,000
Undistributed Foreign Earnings	3,600,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	2,000,000	22,000,000	1,000,000
Accrued interest and penalties	37,000,000	69,000,000	35,000,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	22,000,000
Tax Credit Carryforward, Amount	4,000,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount	71,000,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards, Foreign	$ 380,000,000